Subsequent Events (Details) (USD $)							1 Months Ended		0 Months Ended	1 Months Ended
	Mar. 31, 2013	Jan. 31, 2013	Dec. 31, 2012	Sep. 13, 2012	Dec. 31, 2011	Sep. 30, 2011	Apr. 30, 2013 Subsequent Event [Member] ICG USA, LLC [Member]	Apr. 30, 2013 Subsequent Event [Member] ICG USA, LLC [Member] Convertible Promissory Note 1 [Member]	Apr. 15, 2013 Subsequent Event [Member] AW Solutions, Inc. [Member]	Mar. 31, 2013 Subsequent Event [Member] Telco Professional Services Division [Member]	Mar. 31, 2013 Subsequent Event [Member] Integration Partners-NY Corporation [Member]	Apr. 30, 2013 Subsequent Event [Member] Series E Preferred Stock [Member]
Subsequent Events (Textual)
Issuance of company's preferred stock, shares												475
Issuance of company's preferred stock												$ 475,000
Acquisition value of promissory notes							1,500,000	862,500	2,107,804
Aggregate principal amount of note	210,000	27,500		125,000		180,000	1,725,000	750,000	1,136,530
Maximum aggregate amount receivable							1,500,000
Description of debt instrument maturity							Each ICG note matures on the earlier of the following: 1) within three trading days following the earlier of the closing of the Company's proposed public offering resulting in gross proceeds of at least $40 million or 2) any capital raise by the Company of at least $3 million. If the Company does not complete a capital raise by within 180 days of the date of funding, then the lender may elect to be repaid on the applicable ICG Note by either converting the unpaid principal balance by 1) receiving 25% of our future monthly cash flows until such time as the unpaid principal has been repaid, or b) converting the unpaid principal amount into shares of the Company's common stock.
Description of debt conversion							ICG makes the election to convert, the ICG notes are convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company's common stock on the date of conversion, but in no event less than $2.90 per share.
Description for exercise price of warrant							The ICG warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company's securities resulting in gross proceeds of at least $3,000,000, provided however, that if no such offering closes by October 30, 2013, then the exercise price for the ICG warrant will be equal to 120% of the closing price of the Company's common stock on October 26, 2013.
Proceeds from warrant exercises							3,000,000
Warrant maturity term							2 years
Conversion price per share			$ 0.86		$ 1.06		$ 2.90
Percentage of company common stock converted on date of issuance of note							50.00%
Up-front interest charge								112,500
Total purchase price									10,263,844
Cash paid to entity for acquisition									500,000
Business acquisition, value of shares issued									2,607,804
Contingent consideration/working capital adjustment									$ 3,911,706
Maturity period of promissory note									45 days
Purchase Agreement, Additional Consideration Description									As additional consideration, the Company agreed to pay the AWS Entity sellers one year after the acquisition date an amount of cash based on the EBITDA of the AWS Entities for the twelve months from date of acquisition. The Company also agreed to pay the AWS Entity sellers an amount of cash equal to a formula tied to the EBITDA growth for the thirteenth through twenty-fourth months after the acquisition.	The Company agreed to pay Tekmark an amount equal to two times the growth of Telco's adjusted EBITDA in excess of the calculation used for the initial cash payment for each of the two 12-month periods immediately following the closing date.	The Company agreed to pay the IPC shareholders an amount equal to two (2X) times the growth of IPC's adjusted EBITDA in excess of the calculation used for the initial cash payment for each of the two 12-month periods immediately following the closing date. Any of IPC's shareholders can elect to take the Company's common stock instead of cash at closing, provided that such portion of the purchase price cannot exceed one (1X) times IPC's EBITDA.
Description of purchase price agreement terms										Company will acquire certain assets and assume certain liabilities of Telco in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five times Telco's trailing twelve-month EBITDA, less $2.6 million and (ii) a number of shares of the Company's common stock having a value equal to one times Telco's trailing 12-month EBITDA. The Company and Tekmark are required within 60 days of closing to adjust the initial closing payment such that it equals Telco's true trailing 12-month EBITDA after accounting for any additional liabilities or adjustments. The Company also agreed to make a cash payment in an amount equal to Telco's forward EBITDA calculated for the 12-month period commencing on the day of the first calendar month after the closing date.	The Company will acquire all the capital stock of IPC in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five and two tenths (5.2X) times IPC's trailing 12-month EBITDA, and (ii) a number of shares of the Company's common stock having a value equal to two tenths of one percent (.2X) times IPC's trailing 12-month EBITDA. The Company also agreed to pay an amount equal to six tenths of one percent (.6X) times IPC's forward EBITDA calculated for the 12-month period commencing on the first day of the first calendar month after the closing date.
Purchase agreement price adjustment description										Purchase consideration is also required to be increased by Telco's excess net working capital at closing, which consists of current assets (including accounts receivable), less current liabilities, less total payroll expenses (including applicable fringe benefits) and fixed operating costs for the 60 days prior to closing.
Percentage of total consideration deposited in escrow account											7.00%
Escrow Deposit, Period											9 months